Nature of Business and Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Nature of Business and Significant Accounting Policies
1.	Nature of Business and Significant Accounting Policies
Nature of Business
Sharecare, Inc. (“Sharecare” or the “Company”) was founded in 2009 to develop an interactive health and wellness platform and began operations in October 2010. Sharecare’s virtual health platform is designed to help people, patients, providers, employers, health plans, government organizations, and communities optimize individual and population-wide well-being by driving positive behavior change. The platform is designed to connect each stakeholder to the health management tools they need to drive engagement, establish sustained participation, increase satisfaction, reduce costs, and improve outcomes. Sharecare bridges scientifically validated clinical programs with content to deliver a personalized experience for its members, beginning with the RealAge
®
test, Sharecare’s health risk assessment that shows members the true age of their body, capitalizing on people’s innate curiosity of how “young” they are to draw them into the platform. The Sharecare platform provides members with a personalized action plan to guide and educate them on the habits and behaviors making the biggest impact, both positive and negative, on their RealAge. Sharecare provides the resources members need to manage their health through lifestyle or disease management and coaching programs, such as diabetes management and smoking cessation, well-being solutions, such as financial health and anxiety management; care navigation tools such as find-a-doctor,
prescription savings, clinical decision support, medical records, home care, and more. Additionally, Sharecare, through its subsidiary Sharecare Health Data Services, LLC (“HDS”), provides secure, automated release of information, audit and business consulting services to streamline the medical records process for medical facilities. Sharecare delivers value via its provider, enterprise, and life sciences channels. The consumer solutions channel (as referenced in previous filings) was renamed the life sciences channel in January 2022 in order to more accurately portray the customer base of the channel.
SPAC Transaction
On July 1, 2021, Falcon Capital Acquisition Corp., the Company’s predecessor and a Delaware corporation (“FCAC”), consummated the business combination (the “Business Combination”) pursuant to the terms of the Agreement and Plan of Merger, dated February 12, 2021 (the “Merger Agreement”), with Sharecare, Inc., a Delaware corporation (“Legacy Sharecare”), FCAC Merger Sub Inc., a Delaware corporation and a wholly-owned subsidiary of FCAC (“Merger Sub”), and the stockholder representative. Immediately upon the completion of the Business Combination and the other transactions contemplated by the Merger Agreement (the “Transactions”, and such completion, the “Closing”), Merger Sub merged with and into Legacy Sharecare with Legacy Sharecare surviving the merger as a wholly-owned subsidiary of the Company (as successor to FCAC). In addition, in connection with the consummation of the Business Combination, the Company changed its name to “Sharecare, Inc.” and Legacy Sharecare changed its name to “Sharecare Operating Company, Inc.”
Pursuant to the Merger Agreement, FCAC acquired all of the outstanding equity interests of Legacy Sharecare in a transaction valued at approximately $3.82 billion. At Closing, Legacy Sharecare stockholders received an aggregate of 271,051,959 shares of the Company’s common stock, par value $0.0001 per share (the “common stock”) and approximately $91.7 million in cash consideration paid on a pro rata basis with respect to Cash Electing Shares (as defined in the Merger Agreement). As a result of the Business Combination, the Company received gross proceeds of over $571 million, prior to transaction expenses and payment of cash consideration. The Business Combination is further described in Note 2.
During July 2021, the Company settled substantially all of its existing indebtedness, totaling $178.4 million in connection with the consummation of the Business Combination and pursuant to the terms of the Merger Agreement. The Company still maintains a senior secured revolving credit facility (the “Revolving Facility”) pursuant to the Senior Secured Credit Agreement (as defined herein).
Basis of Presentation
The Company’s consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) as determined by the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) and pursuant to the regulations of the U.S. Securities and Exchange Commission (“SEC”).
Pursuant to the Merger Agreement, the merger between Merger Sub and Legacy Sharecare was accounted for as a reverse recapitalization in accordance with GAAP (the “Reverse Recapitalization”). Under this method of accounting, FCAC was treated as the “acquired” company and Legacy Sharecare was treated as the acquirer for financial reporting purposes.
Accordingly, for accounting purposes, the Reverse Recapitalization was treated as the equivalent of Legacy Sharecare issuing stock for the net assets of FCAC, accompanied by a recapitalization. The net assets of FCAC are stated at historical cost, with no goodwill or other intangible assets recorded.
Legacy Sharecare was determined to be the accounting acquirer in the Business Combination based on the following predominant factors at the time of the transaction:

•	Legacy Sharecare’s existing stockholders have the greatest voting interest in the Company;

•	The largest individual minority stockholder in the Company was a stockholder of Legacy Sharecare;

•	Legacy Sharecare’s directors represent the majority of the new board of directors of the Company;

•	Legacy Sharecare’s senior management is the senior management of the Company; and

•	Legacy Sharecare is the larger entity based on historical revenue and has the larger employee base.
The consolidated assets, liabilities and results of operations prior to the Reverse Recapitalization are those of Legacy Sharecare. The shares and corresponding capital amounts and losses per share, prior to the Reverse Recapitalization, have been retroactively restated based on shares reflecting the exchange ratio of 71.26 (the “Exchange Ratio”) established in the Business Combination.
Consolidation Policy
The consolidated financial statements include the accounts of Sharecare, Inc. and its wholly owned subsidiaries: Sharecare Operating Company, Inc., Lucid Global, Inc.; Healthways SC LLC; Sharecare Health Data Services, Inc.; HDS; Visualize Health, LLC; MindSciences, Inc.;
SC-WHAI,
LLC; Sharecare GMBH, a German-based subsidiary; Sharecare Digital Health International Limited; Sharecare SAS, a French-based subsidiary; Sharecare Services GMBH, a German-based subsidiary; Sharecare Australia Pty Limited, an Australian-based subsidiary; and Sharecare NZ Limited, a New Zealand-based subsidiary; doc.ai, Inc.; CareLinx Inc.; as well as Sharecare Brasil Servicos de Consultoria Ltda, a
Brazil-based subsidiary
in which Sharecare has a controlling interest. The Company entered into a joint venture with HInsight-Customer Care Holdings (HCA) — both the Company and HCA have an ownership in
HICCH-SCL,
LLC. All intercompany balances and transactions have been eliminated in consolidation.
Segment Information
The Company operates as a single operating segment. The Company’s chief operating decision maker is its chief executive officer, who reviews financial information presented on a consolidated basis for purposes of making operating decisions, assessing financial performance and allocating resources for the entire company.

Reclassifications
Certain prior period amounts previously recorded to long-term debt have been reclassified to other long-term liabilities and accrued expenses in the Consolidated Balance Sheets in order to conform to the current period presentation. Additionally, certain prior period amounts on the Consolidated Statements of Cash Flows previously reported in other have been reclassified to the Change in fair value of warrant liability and contingent consideration line item in order to conform to the current period presentation. These reclassifications had no effect on the previously reported results of operations.
Use of Estimates
The preparation of these consolidated financial statements in conformity with GAAP requires the use of management estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates and assumptions reflected in these consolidated financial statements are revenue recognition, the valuation of assets and liabilities acquired in business combinations, the valuation of common stock prior to the Business Combination, stock-based compensation, and income taxes. The Company bases its estimates on historical experience, known trends, and other market-specific or other relevant factors that it believes to be reasonable under the circumstances. On an ongoing basis, management evaluates its estimates, as there are changes in circumstances, facts and experience. Changes in estimates are recorded in the period in which they become known. Actual results may differ from those estimates or assumptions.
Concentration of Credit Risk
The Company’s financial instruments that are exposed to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company’s cash deposits are held with well-known financial institutions and may exceed federally insured limits. The Company grants credit to its customers during the normal course of business and generally requires no collateral from its customers.
Domestic revenues from operations represent approximately 95%, 95% and 94% of total revenue during the years ended December 31, 2021, 2020 and 2019, respectively. One customer accounted for 11%, 16% and 17% of the Company’s total revenues during the years ended December 31, 2021, 2020 and 2019, respectively.
As of December 31, 2021 and 2020 there was one customer that individually accounted for 11% and 14%, respectively, of the Company’s accounts receivable, net.
Fair Value Measurements
The carrying value of the Company’s financial instruments, including cash equivalents, accounts receivable, accounts payable, and accrued liabilities approximates fair value due to their short-term nature.
The Company measures financial assets and liabilities at fair value at each reporting period using a fair value hierarchy that requires management to maximize the use of observable inputs and minimize the use of unobservable inputs. Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

•	Level 1 — Quoted prices in active markets for identical assets or liabilities

•
Level 2 — Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities

•	Level 3 — Inputs that are generally unobservable and typically reflect management’s estimate of assumptions that market participants would use in pricing the asset or liability
Assets and Liabilities that are Measured at Fair Value on a
Non-recurring
Basis
Assets and liabilities that may be measured at fair value on a non-recurring
basis relate primarily to the Company’s tangible fixed assets, equity method investment, goodwill and other intangible assets. For these assets, the Company does not periodically adjust the carrying value to fair value except in the event of impairment. When the Company determines that an impairment has occurred, the carrying value of the asset is reduced to its fair value and an impairment charge is recorded within operating income in the Consolidated Statements of Operations and Comprehensive Loss.
Further, in connection with business combinations, the values of certain assets acquired have been recorded at fair value using Level 3 inputs. The fair values of definite-lived intangible assets acquired in these acquisitions were estimated primarily based on the income approach. The income approach estimates fair value based on the present value of the cash flows that an asset is expected to generate in the future. The Company develops internal estimates for the expected cash flows from acquired assets and estimates of discount rates used in the present value calculations. In certain instances, the Company also estimates fair value based on market multiples of comparable companies, when using the market approach.
Cash and Cash Equivalents
Cash and cash equivalents consist of cash on hand and highly liquid investments with original maturities of three months or less from the date of purchase. Cash equivalents generally consist of investments in money market funds.
Accounts Receivable and Allowance for Doubtful Accounts
Accounts receivable consists of trade accounts receivable which are due under normal trade terms requiring payment typically within 45 days from the invoice date. Bad debts are provided for based on historical experience and management’s evaluation of outstanding accounts receivable at the end of each year. It is reasonably possible that the estimates will change in the near term. Management evaluates whether accounts are delinquent on a case-by-case
basis and based on historical experience.
The changes in the allowance for doubtful accounts are as follows (in thousands):

	Year Ended December 31,
	2021	2020
Allowance for doubtful accounts – beginning balance	$5,707	$3,874
Provision for doubtful accounts	3,029	5,473
Amounts written off and other adjustments	(2,524)	(3,640)

Allowance for doubtful accounts – ending balance	$6,212	$5,707

Property and Equipment
Property and equipment are recorded at the original acquisition cost and depreciated over their estimated useful lives using the straight-line method. Repairs and maintenance costs are expensed as incurred.
Business Combinations
The Company accounts for business acquisitions in accordance with ASC Topic 805, Business Combinations. The Company measures the cost of an acquisition as the aggregate of the acquisition date fair values of the assets transferred by the acquirer, the liabilities incurred by the acquirer to former owners of the acquiree, the liabilities assumed by the acquirer from the acquiree, and the equity instruments issued by the acquirer. Transaction costs directly attributable to the acquisition are expensed as incurred. The Company records goodwill for the excess of (i) the total costs of acquisition and fair value of any noncontrolling interests over (ii) the fair value of the identifiable net assets of the acquired business.
Other Long-Term Assets
Long-term other assets include security deposits associated with the leasing of office space of $0.7 million and $0.8 million as of December 31, 2021 and 2020, respectively, as well as tax credits that can be used to reduce the Company’s taxable income in France (or that are receivable in cash if not used within three years) of $1.4 million and $1.5 million as of December 31, 2021 and 2020, respectively. As of December 31, 2021, long-term assets also includes $6.1 million primarily consisting of a non-cash
payment for up front research and development costs related to the issuance of Series D redeemable convertible preferred stock (the “Series D preferred Stock””) prior to the Business Combination, for which amortization is recorded to Product and technology in the Consolidated Statement of Operations and Comprehensive Loss on a straight-line basis. As of December 31, 2020, long-term assets also included $2.1 million of deferred costs associated with the Business Combination which was reclassified against proceeds and additional paid-in
capital during the current year.
Intangible Assets
The Company amortizes the identified intangible assets with a finite life over their respective useful lives on a straight-line basis which approximates the pattern in which the economic benefits are consumed. Intangible assets deemed to have indefinite lives are not amortized, but are subjected to annual tests of impairment or more frequently if indicators of impairment are identified.

Intangible assets have useful lives within the following ranges:

Internal use software	3–5 years
Technology – features/content	7–15 years
Trade name	4–indefinite years
Customer relationships	9–16 years
Contract Liabilities
In connection with acquisitions, the Company recognized current and noncurrent contract liabilities, representing off-market
values associated with: (i) certain office lease agreements (amortization will continue through 2024) and (ii) certain wellness program royalty agreements (amortization will continue through 2023). Amortization of these contract liabilities during the year ended December 31, 2021 was $5.6 million. Of that amount, $1.7 million was included within cost of revenues and $3.9 million was included in general and administrative expenses in the Consolidated Statements of Operations and Comprehensive Loss. Amortization of these contract liabilities during the year ended December 31, 2020 was $5.7 million. Of that amount, $1.7 million was included within cost of revenues and $4.0 million was included in general and administrative expenses in the Consolidated Statements of Operations and Comprehensive Loss. Amortization of these contract liabilities during the year ended December 31, 2019 was $5.7 million. Of that amount, $1.6 million was included within cost of revenues and $4.1 million was included in general and administrative expenses in the Consolidated Statements of Operations and Comprehensive Loss.
Deferred Financing Fees, Net
In connection with obtaining loans, the Company incurred and capitalized fees that were settled in cash and warrants. In addition, in connection with the modification of historical convertible debt instruments and through the issuance of convertible debt instruments, the Company had a beneficial conversion feature on its Series B, Series
B-3
and Series
B-4
Convertible Notes that were outstanding prior to the Business Combination. The financing fees and beneficial conversion features were amortized over the life of the loans as a component of interest expense. In July 2021, the Company’s Series B, Series
B-3
and Series
B-4
Convertible Notes were fully converted into common stock in connection with the consummation of the Business Combination (see Note 7). During the year ended December 31, 2021, expense recognized in the Consolidated Statement of Operations and Comprehensive Loss related to deferred financing fees totaled $15.5 million, which primarily consisted of the loss on conversion of debt. During the years ended December 31, 2020 and 2019, expense recognized in the Consolidated Statement of Operations and Comprehensive Loss related to deferred financing fees totaled $6.8 million and $6.8 million, respectively, which represented the amortization of financing fees and beneficial conversion features.
Income Taxes
The Company accounts for income taxes using the asset and liability method under which deferred tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities with consideration given to net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using the enacted tax rates that are expected to be in effect when the differences are expected to reverse.
The Company assesses the likelihood that deferred tax assets will be recovered from future taxable income, and a valuation allowance is established when necessary to reduce deferred tax assets to the amounts more likely than not expected to be realized. The Company classifies its deferred income taxes as noncurrent on the Consolidated Balance Sheets.
Deferred Revenue
The Company records contract liabilities pursuant to ASC 606 which consist of deferred revenue and contract billings in excess of earned revenue.
Deferred revenues arise from contracts that permit upfront billing and the collection of fees covering the entire contractual service period, which is generally six to twelve months and in advance of the satisfaction of the performance obligations identified within the related contract. As of December 31, 2021 and 2020, such fees were $11.7 million and $9.9 million, respectively. The Company recognized $7.7 million of revenue during the year ended December 31, 2021 that was included in deferred revenue at December 31, 2020. The Company recognized $19.9 million of revenue during the year ended December 31, 2020 that was included in deferred revenue at December 31, 2019.
Revenue Recognition
Revenue is recognized when control of the promised good or service is transferred to the customer, in an amount that reflects the consideration the Company expects to be entitled to in exchange for that good or service. Sales and usage-based taxes are excluded from revenue. The Company serves a diverse group of clients. We are the principal in all outstanding revenue arrangements except for CareLinx, for which such amounts are not material. CareLinx has B2C and B2B2C service lines for which CareLinx is the agent and we recognize the commission revenue based on the amount billed using the
“as-invoiced”
practical expedient.
Enterprise Revenue
The Company provides employers and health plans with health management programs for their employee base or covered population, including digital engagement, telephonic coaching, incentives, biometrics, and patient care managed health. Revenue is recognized on a per member per month (“PMPM”) basis for a portion of revenue and based on individual product offerings being purchased by each individual customer which may vary based on the timing of delivery of services against those performance obligations. Member participation fees are generally determined by multiplying the contractually negotiated member rate by the number of members eligible for services during the month. Member participation rates are established during contract negotiations with customers, often based on a portion of the value the programs are expected to create. Contracts with health plans and integrated health care systems generally range from three to five years with several comprehensive strategic agreements extending for longer periods. Contracts with self-insured employers typically have two to four year terms.
Health management program contracts often include a fee for the subscription of the Sharecare digital platform which may also be sold on a stand-alone basis. This service allows members to access the proprietary health engagement mobile application with a comprehensive suite of health and wellness management programs, content, and tools. Revenue is recognized on a per member or a fixed fee basis as the services are provided.
The Company provides customers with Blue Zones solutions, a turnkey program for communities to apply the Blue Zone program principals, enabling community sponsors such as health plans, employers, and health systems, with a way to improve the health of their community in a tangible, measurable way. These contracts generally include two performance obligations, the discovery period and the subsequent content delivery for each year of engagement. The revenue is recognized based on the relative standalone selling price of the performance obligations evenly over time. These contracts do not include termination clauses and often have two to four year terms.
The Company’s doc.ai unlocks the value of health data through licensing artificial intelligence modules and through the creation of products for a portfolio of clients including payors, pharma, and providers. These contracts generally include two performance obligations. The software license and maintenance/support are considered one series of distinct performance obligations and professional services is considered a separate distinct performance obligation. Revenue is recognized for all identified performance obligations as services are delivered.
Certain contracts place a portion of fees at risk based on achieving certain performance metrics, such as customer cost savings, and/or clinical outcomes improvements (performance-based). The Company uses the most likely amount method to estimate variable consideration for these performance guarantees. The Company includes in the transaction price some or all of an amount of variable consideration only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. The Company utilizes customer data in order to measure performance. Performance-based fees subject to refund that the Company has not recognized as revenues are generally due to either: (1) data from the customer is insufficient or incomplete to measure performance; or (2) interim performance measures indicate that it is not probable that the Company will meet the performance target(s). As of December 31, 2021 and 2020, such fees included within deferred revenue were $3.9 million and $5.9 million, respectively.
Customers are generally billed monthly for the entire amount of the fees contractually due for the prior month’s enrollment, which typically includes the amount, if any, that is performance-based and may be subject to refund should performance targets not be met. Fees for participation are typically billed in the month after the services are provided. Deferred revenues arise from contracts that permit upfront billing and collection of fees covering the entire contractual service period, generally six months to a year. A limited number of contracts provide for certain performance-based fees that cannot be billed until after they are reconciled with the customer.
In the event performance levels are not met by the end of the measurement period, typically one year, some or all of the performance-based fees are required to be refunded. During the settlement process under a contract, which generally occurs six
to eight months after the end of a contract year, performance-based fees are reconciled and settled.
Approximately $10.0 million, $12.5 million, and $12.3 million of revenues recognized during the years ended December 31, 2021, 2020 and 2019, respectively, were performance-based. As of December 31, 2021, 2020 and 2019, the cumulative amount of performance-based revenues that had met the criteria for recognition and had been recognized but had not yet been settled with customers, totaled $5.7 million, $7.3 million and $3.4 million, respectively, all of which were based on actual results. During the year ended December 31, 2021, $3.4 million was recognized in revenue that related to services provided prior to December 31, 2020.
Provider Revenue
Provider revenue is primarily based on services which provide data and information-driven solutions for healthcare providers that are tailored to improve productivity and efficiency and enhance patient care and management while upholding the latest compliance, security, and privacy standards. Revenue is recognized based on the volume of health document requests fulfilled and recognized upon satisfactory delivery to the customer. In addition, provider revenue is derived from subscription fees for various technology related services that assist providers with efficiency, productivity, quality, performance and risk-adjustment tools, billing contract compliance and enhanced patient care. Subscription fees are recognized ratably over a one to three year contractual period.
Life Sciences Revenue
The Company generates life sciences revenue mostly through ad sponsorships and content delivery. Content delivery revenue is recognized when the content is delivered to the customer. Ad sponsorship revenue is recognized when the contractual page views or impressions are delivered and the transaction has met the criteria for revenue recognition.
Certain customer transactions may contain multiple performance obligations that may include delivery of content, page views, and ad sponsorship over time. To account for each of these elements separately, the delivered elements must be capable of being distinct and must be distinct in the context of the contract. Revenue is allocated based on the stand-alone selling price for each performance obligation as the services are provided.
Remaining Performance Obligations
Remaining performance obligations represent contracted revenues that are non-cancellable
and have not yet been recognized due to unsatisfied or partially satisfied performance obligations. This includes deferred revenues and amounts that will be invoiced and recognized as revenues in future periods. As of December 31, 2021, future estimated revenue related to performance obligations with terms of more than one year that are unsatisfied or partially unsatisfied at the end of the reporting period was approximately $131.2 million. As of December 31, 2021, the Company expects to recognize revenue on approximately 57% of these unsatisfied performance obligations over the following 24 months and the remainder thereafter.
Disaggregated Revenue
The following table presents the Company’s revenues disaggregated by revenue source (in thousands):

	Year Ended December 31,
	2021	2020	2019
Enterprise	$243,404	$188,339	$202,641
Provider	90,921	79,324	80,726
Life Sciences	78,490	61,142	56,174

Total Revenue	$412,815	$328,805	$339,541

Foreign Currency
The functional currency of the Company’s foreign subsidiaries is the respective local currency. All asset and liability accounts of the Company’s foreign subsidiaries are translated into U.S. dollars using the exchange rate on the balance sheet date. Adjustments resulting from translating foreign functional currency financial statements into U.S. dollars are recorded as a separate component on the Consolidated Statements of Operations and Comprehensive Loss. Equity transactions are translated using historical exchange rates. Expenses are translated using the average exchange rate during the year.

Foreign currency transaction gains and losses are included in other expense in the Company’s Consolidated Statements of Operations and Comprehensive Loss. Foreign currency transaction gains (losses) during the years ended December 31, 2021, 2020 and 2019 were immaterial.
Advertising expense
Advertising costs, which are expensed as incurred, totaled $8.8 million, $6.8 million and $7.3 million in 2021, 2020 and 2019, respectively.
Employee Benefit Plan
The Company has established a defined contribution savings plan under Section 401(k) of the Internal Revenue Code. This plan covers substantially all employees who meet minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pretax basis, subject to legal limitations. Company contributions to the plan may be made at the discretion of the Company’s board of directors. The Company contributed $1.5 million, $1.0 million and $1.1 million during the years ended December 31, 2021, 2020 and 2019, respectively.
Share-Based Payments
The Company measures compensation for all share-based payment awards granted to employees, directors, and nonemployees, based on the estimated fair value of the awards on the date of grant. For awards that vest based on continued service, the service-based compensation cost is recognized on a straight-line basis over the requisite service period, which is generally the vesting period of the awards. For service vesting awards with compensation expense recognized on a straight-line basis, at no point in time does the cumulative grant date value of vested awards exceed the cumulative amount of compensation expense recognized. The grant date fair value of stock options that contain service or performance conditions is estimated using the Black-Scholes option-pricing model. The Company accounts for forfeitures as they occur.
For awards that contain performance conditions, compensation cost attributable to the period for which the requisite service has already been rendered is recognized in the period in which it becomes probable that the performance target will be achieved. Compensation cost for which requisite service has not yet been rendered, but for which it is probable that the performance target will be achieved, is recognized prospectively over the remaining requisite service period. In some cases, the period in which the performance target can be achieved is different than the requisite services period. Performance awards, for which the performance target is not achieved upon the date the employee stops rendering services, are forfeited.
For awards that vest upon a liquidity event or a change in control, the performance condition is not probable of being achieved until the event occurs. As a result, no compensation expense is recognized until the performance-based vesting condition is achieved, at which time the cumulative compensation expense will be recognized.
Net Loss Per Share
The Company follows the
two-class
method when computing net loss per share as the Company has issued shares that meet the definition of participating securities. The two-class
method determines net loss per share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class
method requires income or loss available to common stockholders for the period to be allocated between common and other participating securities based upon their respective rights to receive dividends as if all income or losses for the period had been distributed. However, the Company’s redeemable convertible preferred stock contractually entitles the holders of such shares to participate in dividends, but contractually does not require the holders of such shares to participate in losses of the Company. In periods in which the Company reports a net loss attributable to common stockholders, diluted net loss per share attributable to common stockholders is the same as basic net loss per share attributable to common stockholders since dilutive common shares are not assumed to have been issued, as their effect is anti-dilutive. The Company reported a net loss attributable to common stockholders for the years ended December 31, 2021, 2020, and 2019.
Basic net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding for the period. Diluted net loss attributable to common stockholders is computed by adjusting net losses attributable to common stockholders to reallocate undistributed earnings based on the potential impact of dilutive securities. Diluted net loss per share attributable to common stockholders is computed by dividing the diluted net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding for the period, including potential dilutive common shares.
Other Income (Expense)
For the years ended December 31, 2021, 2020, and 2019, other income (expense) consisted of the following (in thousands):

	Year Ended December 31,
	2021	2020	2019
Re-measurement of contingent consideration	$13,447	$(6,211)	$(472)
Re-measurement of warrant liabilities	12,676	(3,436)	(94)
Other	884	(62)	(242)

Total other income (expense)	$27,007	$(9,709)	$(808)

Accounting Standards Not Yet Adopted
As an emerging growth company (“EGC”), the Jumpstart Our Business Startups Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are applicable to private companies (that is, those that have not had a registration statement declared effective under the Securities Act of 1933, as amended (the “Securities Act”) or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)). The Company has elected to use this extended transition period under the JOBS Act until such time as the Company is no longer considered to be an EGC. The adoption dates discussed below reflect this election.
Leases.
In February 2016, the FASB issued ASU
2016-02,
Leases (Topic 842). Lessees will need to recognize most leases on their balance sheet as a right-of-use
asset and a lease liability. For income statement purposes, the FASB retained a dual model, requiring leases to be classified as either operating or finance. Classification will be based on criteria that are largely similar to those applied in current lease accounting, but without explicit bright lines. Lessor accounting is similar to the current model but updated to align with certain changes to the lessee model and the revenue recognition guidance in ASC 606. The lease standard is effective for fiscal years beginning after December 15, 2021. Early adoption is permitted.

In July 2018, the FASB approved an additional optional transition method by allowing entities to initially apply the new leases standard at the adoption date and recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. The Company will adopt the standard using this optional transition method. The Company has conducted an evaluation of this new standard and its impact to the consolidated financial statements. Based on our evaluation to date, we expect the adoption will not have a material impact on our consolidated financial statements. The most significant impact will be the recognition of right-of-use
assets and lease liabilities for operating leases. Our accounting for capital leases will remain substantially unchanged.
Credit Losses.
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU
2016-13”),
which is intended to improve the timing, and enhance the accounting and disclosure, of credit losses on financial assets. This update modified the existing accounting guidance related to the impairment evaluation for available-for-sale
debt securities, reinsurance recoverables, and accounts receivables and could result in the creation of an allowance for credit losses as a contra asset account. The ASU requires a cumulative-effect change to retained earnings in the period of adoption, to the extent applicable. The amendments in ASU
2016-13
are effective for fiscal years beginning after December 15, 2022. The Company is currently evaluating this new standard and the impact it will have on its consolidated financial statements.
Recently Adopted Accounting Standards
In June 2018, the FASB issued ASU
No. 2018-07,
Compensation-Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting. The standard largely aligns the accounting for share-based payment awards issued to employees and non-employees
by expanding the scope of ASC 718 to apply to
non-employee
share-based transactions, as long as the transaction is not effectively a form of financing. The Company adopted ASU
2018-07
on January 1, 2020, and the adoption did not have a material impact on the Company’s consolidated financial statements.
In November 2019, the FASB issued ASU
No. 2019-08,
Compensation-Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606): Codification Improvements – Share Based Consideration Issued to a Customer. The update requires that an entity measure and classify share-based payment awards to a customer by applying the guidance in Topic ASC 718. The Company adopted ASU
2019-08
on January 1, 2020, and the adoption did not have a material impact on the Company’s consolidated financial statements.
In October 2021, the FASB issued ASU
No. 2021-08,
Business Combination (Topic 805): Accounting for Contracts Assets and Contract Liabilities from Contracts with Customers. The update requires acquiring entities to apply Topic 606 to recognize and measure contract assets and contract liabilities, such as deferred revenue, in a business combination and eliminates the requirement to recognize such items at fair value as of the acquisition date. For public business entities, the amendments in this update are effective for fiscal years beginning after December 15, 2022. Early adoption of the amendments is permitted, including adoption in an interim period. The Company elected to early adopt ASU
No. 2021-08
during the fourth quarter of 2021. As such, the Company retrospectively applied the update to all business combinations for which the acquisition date occurred on or after January 1, 2021. The adoption did not have a material impact on the Company’s consolidated financial statements.